                          As filed with the Securities and Exchange Commission
                                                               on May 22, 1998
                                                    Registration Nos. 33-54748
                                                                      811-7346


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

                         Pre-Effective Amendment No. [ ]


                      Post-Effective Amendment No. 33 [ X ]


                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940[ X ]


                             Amendment No. 35 [ X ]


                        (Check appropriate box or boxes)

                             The Munder Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (248) 647-9200

                                Cynthia Surprise
                      Vice President and Associate Counsel
                       State Street Bank and Trust Company
                            1776 Heritage Drive, AFB
                             North Quincy, MA 02171

                     (Name and Address of Agent for Service)

                                   Copies to:

         Lisa Anne Rosen, Esq.                    Paul R. Roye, Esq.
       Munder Capital Management                Dechert Price & Rhoads
           480 Pierce Street                      1775 Eye Street, NW
      Birmingham, Michigan 48009                 Washington, DC 20006


[X] It is proposed that this filing will become effective June 1, 1998 pursuant to paragraph (b) of Rule 485

                             THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)


                         Prospectus for The Munder Funds
                     (The NetNet Fund Class A and B Shares)


Part A
------

     Item                                     Heading
     ----                                     -------

1.   Cover Page                               Cover Page

2.   Synopsis                                 Fund Highlights; Financial
                                              Information

3.   Condensed Financial Information          Not applicable

4.   General Description of Registrant        Cover Page; Fund Highlights;
                                              Structure and Management of Fund

5.   Management of the Fund                   Structure and Management of
                                              Fund; Dividends, Distributions
                                              and Taxes; Performance

6.   Capital Stock and Other Securities       Structure and Management of
                                              Fund; Purchases and Exchanges
                                              of Shares; Redemption of
                                              Shares; Dividends,
                                              Distributions and Taxes

7.   Purchase of Securities Being Offered     Purchases and Exchanges of
                                              Shares

7.   Redemption or Repurchase                 Redemptions of Shares

8.   Pending Legal Proceedings                Not Applicable

                             THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                         Prospectus for The Munder Funds
                        (The NetNet Fund Class Y Shares)

Part A
------

     Item                                     Heading
     ----                                     -------

1.   Cover Page                               Cover Page

2.   Synopsis                                 Fund Highlights; Financial
                                              Information

3.   Condensed Financial Information          Financial Information

4.   General Description of Registrant        Cover Page; Fund Highlights;
                                              Structure and Management of Fund

5.   Management of the Fund                   Structure and Management of
                                              Fund; Dividends, Distributions
                                              and Taxes; Performance

6.   Capital Stock and Other Securities       Structure and Management of
                                              Fund; Purchases and Exchanges
                                              of Shares; Redemption of
                                              Shares; Dividends,
                                              Distributions and Taxes

7.   Purchase of Securities Being Offered     Purchases and Exchanges of
                                              Shares

8.   Redemption or Repurchase                 Redemptions of Shares

9.   Pending Legal Proceedings                Not Applicable

                             THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)


                       Statement of Additional Information
                                (The NetNet Fund)


Part B
------

10.  Cover Page                               Cover Page

11.  Table of Contents                        Table of Contents

12.  General Information and History          See Prospectus --"Structure and
                                              Management of the Fund;" General;
                                              Directors and Officers

13.  Investment Objectives and Policies       Fund Investments; Investment
                                              Limitations; Portfolio
                                              Transactions

14.  Management of the Fund                   See Prospectus --"Structure and
                                              Management of the Fund;" Directors
                                              and Officers; Miscellaneous

15.  Control Persons and Principal            See Prospectus --Holders of
                                              Securities "Structure and
                                              Management of the Fund;"
                                              Miscellaneous

16.  Investment Advisory Services and Other   Investment Advisory Services and
                                              Other Service Arrangements; See
                                              Prospectus --"Structure and
                                              Management of the Fund"

17.  Brokerage Allocation and Other           Portfolio Transactions

18.  Capital Stock and Other Securities       See Prospectus --"Structure and
                                              Management of the Fund;"
                                              Additional Information Concerning
                                              Shares

19.  Purchase, Redemption and                 Additional Purchase and Redemption
     Pricing of Securities Being              Information; Net Asset Value;
     Offered                                  Additional Information Concerning
                                              Shares

20.  Tax Status                               Taxes

21.  Underwriters                             Investment Advisory and Other
                                              Service Arrangements

22.  Calculation of Performance Data          Performance Information

23.  Financial Statements                     Financial Statements

                             THE MUNDER FUNDS, INC.

      The purpose of this Post-Effective Amendment filing to the Company's Registration Statement is to add two new classes of shares to the NetNet Fund, specifically, Class B and Class Y Shares. On May 18, 1998, the Commission granted the Company's request, pursuant to Rule 485(b)(vii) of the Securities Act of 1933, to file this Post-Effective Amendment under paragraph (b) of Rule 485.

      The Prospectuses and Statements of Additional Information for the Munder All-Season Aggressive Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund, Munder International Bond Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Short Term Treasury Fund, and Munder Value Fund are not included in this filing.

PROSPECTUS


Class A and Class B Shares


      The NetNet Fund (the "Fund") is a mutual fund portfolio that seeks to provide shareholders long-term capital appreciation. The Fund invests primarily in equity securities of companies engaged in research, design, development, manufacturing or distribution of products, processes or services for use with Internet and Intranet related businesses. The Fund is a portfolio of The Munder Funds, Inc. (the "Company"), an open-end investment company.

      Munder Capital Management (the "Advisor") serves as investment advisor of the Fund.


      This Prospectus explains the objective, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.



      Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Fund involves investment risks, including the possible loss of the principal amount invested.


 SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
    NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
     COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
          ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Call Toll-Free for Shareholder Services:
                                (800) 438-5789


                 The date of this Prospectus is June 1, 1998

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----

Fund Highlights...........................................................3
      What are the key facts regarding the Fund?..........................3

Financial Information.....................................................4

Fund Information..........................................................7
      What are the Fund's goal and principal investments?.................7
      Who may want to invest in the Fund?.................................7
      What are the Fund's investments and investment practices?...........7
      What are the risks of investing in the Fund?........................9

Performance..............................................................10
      How is the Fund's performance calculated?..........................10
      Where can I obtain performance data?...............................10


Purchases and Exchange of Shares.........................................11
      Which share class should I choose for my investment?...............11
      What price do I pay for shares?....................................11
      When can I purchase shares?........................................14
      What is the minimum required investment?...........................14
      How can I purchase shares?.........................................14
      How can I exchange shares?.........................................15


Redemptions of Shares....................................................16
      What price do I receive for redeemed shares?.......................16
      When can I redeem shares?..........................................17
      How can I redeem shares?...........................................17
      When will I receive redemption amounts?............................18

Structure and Management of the Fund.....................................18
      How is the Fund structured?........................................18
      Who manages and services the Fund?.................................18
      What are my rights as a shareholder?...............................20

Dividends, Distributions and Taxes.......................................20
      When will I receive distributions from the Fund?...................20
      How will distributions be made?....................................20
      Are there tax implications of my investments in the Fund?..........20

Additional Information...................................................21

                                 FUND HIGHLIGHTS

                   What Are the Key Facts Regarding the Fund?

Q: What is the Fund's goal?

A: The NetNet Fund seeks to provide long-term capital appreciation.

Q: What is the Fund's strategy?

A: The Fund invests primarily in equity securities of companies engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Q: What are the Fund's risks?

A: The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies and perceptions about particular industries. The Fund concentrates its investments in the Internet industry. Because the Fund concentrates its investments in one industry, it may pose greater risks and experience larger fluctuations in value than portfolios invested in a broader range of industries. Additionally, the Fund may invest in emerging growth companies which may involve greater price volatility and risk than more established companies. You should note that you could lose a portion of the amount you invest in the Fund.


Q: What are the options for investment in the Fund?

A: The Fund has registered three classes of shares: Class A, Class B and Class
Y. Class Y Shares, which are only offered to institutional and other qualified investors, is offered in a separate prospectus.

                                                  Maximum Front        Maximum
             Class        Rule 12b-1 Fees*      End Sales Load**       CDSC***
             -----        ----------------      ----------------       -------
            Class A             0.25%                 5.5%              None+
            Class B              1%                   None               5%

----------
* An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.
** A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.
+ A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.

If you invest over $250,000, you must buy Class A Shares.


Q: How do I buy and sell shares of the Fund?


A: Funds Distributor, Inc. (the "Distributor") sells shares of the Fund. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $250 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.


      Shares may be redeemed (sold back to the Fund) by mail or by telephone.

      You may also acquire the Fund's shares by exchanging shares of the same class of other funds of the Company, The Munder Funds Trust (the "Trust") and The Munder Framlington Funds Trust ("Framlington"), and exchange Fund shares for shares of the same class of other funds of the Company, the Trust and Framlington.


Q: What shareholder privileges does the Fund offer?


A:          Class A Shares                      Class B Shares
            --------------                      --------------
       Automatic Investment Plan         Automatic Investment Plan
       Automatic Withdrawal Plan         Automatic Withdrawal Plan
       Retirement Plans                  Retirement Plans
       Telephone Exchanges               Telephone Exchanges
       Rights of Accumulation            Reinvestment Privilege
       Letter of Intent
       Quantity Discounts
       Reinvestment Privilege


Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. Dividends are paid at least annually. The Fund distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gains distributions of the Fund will be automatically used to purchase additional shares of the Fund.

Q: Who manages the Fund's assets?

A: Munder Capital Management is the Fund's investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Fund.

                              FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES (1)

      The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.


                                                                Class A   Class B
                                                                Shares    Shares
                                                                ------    ------
Maximum Sales Charge on Purchase (as a % of Offering Price) ..   5.5%(2)   None
Sales Charge Imposed on Reinvested Dividends .................   None      None
Maximum Deferred Sales Charge ................................   None(3)   5%(4)
Redemption Fees (5) ..........................................   None      None
Exchange Fees ................................................   None      None

----------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2)   The sales charge declines as the amount invested increases.
(3) A 1% CDSC applies to redemption of Class A Shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(4)   The CDSC payable upon redemption of Class B Shares declines over time.
(5) The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

                             FUND OPERATING EXPENSES


      The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The fees shown below are based on fees in the Fund's past fiscal year and have been restated to reflect the discontinuation of the voluntary 12b-1 fee waiver for Class A Shares of the Fund effective as of the date of this Prospectus. Because of the 12b-1 fee, you may over the long term, pay more than the amount of the maximum permitted front-end sales charge.

Annual Fund Operating Expenses
(as a % of average net assets)


                                                        Class A         Class B
                                                         Shares          Shares
                                                         ------          ------
Advisory Fees ..................................         1.00%           1.00%
12b-1 Fees .....................................          .25%           1.00%
Other Expenses+ ................................          .28%++          .28%++
                                                         ----            ----
Total Fund Operating Expenses+ .................         1.53%++         2.28%++

----------
+  After expense reimbursements.
++ The Advisor has voluntarily reimbursed the Fund for certain operating expenses. Without the expense reimbursements, other expenses and total fund operating expenses would be 1.09% and 2.34%, respectively, for the Class A Shares and 1.09% and 3.09%, respectively, for the Class B Shares.


                                     EXAMPLE


      This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the following time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                                       Class A       Class B
                                                       Shares         Shares
                                                       ------         ------
1 Year
       o  Redemption ...............................      $70           $89
       o  No Redemption ............................      $70           $38

3 Years
       o  Redemption ...............................     $101          $103
       o  No Redemption ............................     $101           $71

      As noted above, the Advisor expects to reimburse expenses with respect to the Fund during the current fiscal year. The Advisor may discontinue the expense reimbursement at any time in its sole discretion.

                              FINANCIAL HIGHLIGHTS


      The following financial highlights for the fiscal year ended June 30, 1997 have been audited by Ernst & Young LLP, independent auditors. This information is part of the Fund's audited financial statements which are included in the Fund's Annual Report, which is incorporated by reference into the SAI. The information for the six months ended December 31, 1997 is part of the Fund's unaudited financial statements which are included in the Fund's most recent Semi-Annual Report, which has also been incorporated by reference into the SAI. This information should be read in conjunction with the financial statements and notes thereto. You may obtain the Annual Report or Semi-Annual Report without charge by calling (800) 438-5789.

                                                                          Class A
                                                         Six Months Ended
                                                            12/31/97             Period Ended
                                                           (Unaudited)            6/30/97(a)
                                                           -----------            ----------

Net asset value, beginning of period ....................   $12.79                  $10.00
                                                            ------                  ------
Income from investment operations:
Net investment loss .....................................    (0.03)                  (0.04)
Net realized and unrealized gain on investments .........     3.65                    3.15
                                                            ------                  ------
Total from investment operations ........................     3.62                    3.11
                                                            ------                  ------
Less distributions:
Distributions from net realized gains ...................    (2.20)                  (0.32)
                                                            ------                  ------
Total distributions .....................................    (2.20)                  (0.32)
                                                            ------                  ------
Net asset value, end of period ..........................   $14.21                  $12.79
                                                            ======                  ======
Total return (b) ........................................    28.90%                  31.14%
                                                            ======                  ======

Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's) ....................   $4,702                  $1,459
Ratio of operating expenses to average net assets .......     1.25%(c)                1.48%(c)
Ratio of net investment loss to average net assets ......    (0.50)%(c)              (0.48)%(c)
Portfolio turnover rate .................................       82%                    195%
Ratio of operating expenses to average net assets
    without waivers and expenses reimbursed .............     2.31%(c)                4.57%(c)
Average commission rate (d) .............................  $0.0600                 $0.0468

---------------------
(a)   NetNet Fund commenced operations on August 16, 1996.
(b)   Total return represents aggregate total return for the period indicated.
(c)   Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.

                                FUND INFORMATION

              What are the Fund's goals and principal investments?


      This Prospectus describes Class A and Class B Shares of the Fund. This section summarizes the Fund's principal investments. The sections entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.


      GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in the Equity Securities.

      In choosing which companies' stock the Fund should purchase, the Advisor will invest in those companies listed on U.S. securities exchange or NASDAQ which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

      PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                       Who May Want to Invest in the Fund?

      The Fund is designed for investors who seek long-term capital appreciation.

            What are the Fund's Investments and Investment Practices?

      The Fund will invest primarily in Equity Securities which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price. Although the Fund may acquire convertible securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies (S&P), or Moody's Investors Service, Inc. ("Moody's"), it is expected that lower-rated convertible securities will not exceed 5% of the value of the total assets of the Fund at the time of purchase.

      The Fund may invest in Foreign Securities. These securities present more risk than those issued by U.S. companies. The Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System ("NASDAQ") or foreign securities listed directly on a domestic securities exchange or included in NASDAQ. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities.

      The Fund may also purchase Global Depositary Receipts ("GDRs"), which are receipts issued by European financial institutions evidencing ownership of the underlying foreign securities.

      The Fund may invest in Forward Foreign Currency Exchange Contracts, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limit gains from currency exchanges.

      The Fund may invest in Futures Contracts and Options. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index or foreign currency. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices or individual securities. See the SAI for more details and additional limitations.

      The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of securities may change between the time the price is set and the time the price is paid. When the Fund purchases securities for future delivery, the Company's custodian will set aside cash or liquid securities to "cover" the Fund's position. These purchases are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Fund does not intend to purchase securities for future delivery for speculative purposes.

      The Fund may invest in Money Market Instruments, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

      The Fund may enter into Repurchase Agreements. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

      The Fund may invest in Reverse Repurchase Agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

      The Fund may Lend Securities to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower declares bankruptcy.

      The Fund may invest in securities issued by Money Market Funds. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

      The Fund may purchase U.S. Government Securities, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions, the Fund will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

      The Fund may invest up to 15% of the value of its net assets in Illiquid Securities. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value.

      The Fund may Borrow Money in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

                  What are the Risks of Investing in the Fund?

      Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

      The Fund is not meant to provide a vehicle for playing short term swings in the stock market. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objectives since there is uncertainty in every investment.

      A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

      To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.


      There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. These considerations include the possibility of political instability (including revolution), future political and economic developments and dependence on foreign economic assistance. Investments in companies domiciled in foreign countries, therefore, may be subject to potentially higher risks than investments in the United States.


      The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

      The risks of various investment techniques the Fund uses are described in more detail in the SAI.

                                   PERFORMANCE

                    How is the Fund's Performance Calculated?


      There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

      One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of the Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than 5.5%, or a Class B shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

      Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B Shares.

      The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price per share on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

      The Fund may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how the Fund will perform in the future; and (ii) the Fund's return and net asset value will fluctuate, so you cannot use the Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.


      The Fund may compare its performance to that of other mutual funds, such as the performance of mutual funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times), or in local or regional publications. The Fund may also compare its total return to indices such as the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      Where Can I Obtain Performance Data?

      The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                        PURCHASES AND EXCHANGES OF SHARES


              Which Share Class Should I Choose For My Investment?

      The Fund offers Class A and Class B Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.

            Class A                                 Class B
            -------                                 -------

o  Front end sales charge.       o   No front end sales charge.  All your
   There are several ways to         money goes to work for you right away.
   reduce these sales charges.
                                 o   Higher annual expenses than Class A
                                     Shares.
o  Lower annual expenses than
   Class B Shares.               o   A CDSC on shares you sell within six
                                     years of purchase.

                                 o   Automatic conversion to Class A Shares
                                     approximately six years after issuance,
                                     thus reducing future annual expenses.

                                 o   CDSC is waived for certain redemptions.

      The Fund also issues Class Y Shares, which has different sales charges, expense levels and performance. Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class Y Shares.


                         What Price Do I Pay For Shares?


      Class A Shares are sold at the "net asset value next determined" by the Fund plus any "applicable sales charge" and Class B Shares are sold at the "net asset value next determined" by the Fund. These terms are explained below. You should be aware that broker-dealers (other than the Fund's Distributor) may charge investors additional fees if shares are purchased through them.

      NET ASSET VALUE. Except in certain limited circumstances, the Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day the purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next Business Day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

      APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                                            Sales Charge
                                                         as a Percentage of               Dealer Reallowance
                                                         ------------------             as a Percentage of the
                                                Your Investment       Net Asset Value       Offering Price
                                                ---------------       ---------------       --------------

Less than $25,000 .............................      5.50%                5.82%                5.00%
$25,000 but less than $50,000 .................      5.25%                5.54%                4.75%
$50,000 but less than $100,000 ................      4.50%                4.71%                4.00%
$100,000 but less than $250,000 ...............      3.50%                3.63%                3.25%
$250,000 but less than $500,000 ...............      2.50%                2.56%                2.25%
$500,000 but less than $1,000,000 .............      1.50%                1.52%                1.25%
$1,000,000 or more ............................      None*                None*                (see below)**

----------
* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
** The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

      The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

      SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

      (1) individuals with an investment account or relationship with the Advisor;
      (2) full-time employees and retired employees of the Advisor, employees of the Fund's services providers and immediate family members of such persons;
      (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for the retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
      (4)   certain qualified employee benefit plans as described below;
      (5)   individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as an investment advisor;
      (6)   individuals who reinvest the proceeds of redemptions from Class Y
            Shares of any Fund of the Company, the Trust or Framlington, within 60 days of redemption;
      (7) banks and other financial institutions that have entered into agreements with the Company, the Trust or Framlington to provide shareholder services for customers ("Customers") (including Customers of such banks and other financial institutions, and the immediate family members of such Customers);
      (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;
      (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans");
      (10) employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plan";
      (11) individuals who were shareholders of the Fund prior to June 1, 1998; and
      (12) individuals who reinvest the proceeds of redemptions from Class A, Class B or Class C Shares of the Short Term Treasury Fund provided, such individuals were shareholders of the Short Term Treasury Fund on May__, 1998.

Qualified Employer Sponsored Retirement Plans

      We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Code (each, a "Qualified Employee Benefit Plan") and that
(1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Company, the Trust or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

      We will also waive (i) the initial sales charge on Class A Shares on purchases by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Code and
(ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

      We will waive the initial sales charge for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor ("the Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

      SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

      o Letter of Intent. If you intend to purchase at least $25,000 of Class A and Class B Shares of the Fund you may wish to complete the Letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charge you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

                  You are not obligated to purchase the amount specified in the
            Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

      o Quantity Discounts. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

      o Right of Accumulation. You may add the value of any shares of non-money market funds of the Company, the Trust or Framlington you already own to the amount of your next Class A Shares investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

      Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Fund's shares.

      For further information on the sales charge waivers and reductions call the Fund at (800) 438-5789.


                           When Can I Purchase Shares?

      Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                    What is the Minimum Required Investment?


      The minimum initial investment for Class A and Class B Shares of the Fund is $250 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A Shares.


                           How Can I Purchase Shares?


      You can purchase Class A and Class B Shares in a number of different ways. You may place orders directly through the Distributor or the Transfer Agent or through arrangements with your authorized broker.

      o By Broker. Any broker authorized by the Distributor can sell you shares of the Fund. Please note that brokers may charge you fees for their services.

      o By Mail. You may open an account by mailing a completed and signed Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

      o By Wire. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the name of the Fund, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:


                    Boston Safe Deposit and Trust Company
                    Boston, MA
                    ABA # 011001234
                    DDA # 16-798-3
                    Account No.:

            You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

      o Automatic Investment Plan ("AIP"). Under the AIP, you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.


      o Reinvestment Privilege. Once a year you may reinvest redemption proceeds from Class A and B Shares of the Fund (or Class A and B Shares of another non-money market fund of the Company, the Trust or Framlington) in shares of the same class of the Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

      The Transfer Agent will send confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of either Class for any period of time.


      See the SAI for further information regarding purchases of the Fund's shares.

                           How Can I Exchange Shares?


      You may exchange shares of the Fund for shares of other funds of the Company, the Trust or Framlington based on their relative net asset values. Class A Shares of a money market fund of the Company or the Trust that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of the Company or the Trust for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Company, the Trust or Framlington. Class B Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

      You must meet the minimum purchase requirements for the fund of the Company, the Trust or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Company, the Trust or Framlington by contacting your broker or the Fund at (800) 438-5789. Brokers may charge a fee for handling exchanges.

      o Exchanges by Telephone. You may give exchange instructions by telephone to the Fund at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

      o Exchanges by Mail. You may send exchange orders to your broker or to us at The Munder Funds c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130.

      We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                              REDEMPTIONS OF SHARES

                  What Price Do I Receive for Redeemed Shares?


      The redemption price is the net asset value next determined after we receive the redemption request in proper order. We will reduce the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

      Contingent Deferred Sales Charges. You pay a CDSC when you redeem:

      o Class A Shares that are part of an investment of at least $1 million within one year of buying them

      o     Class B Shares within six years of buying them

      The CDSC schedule for Class B Shares purchased after June 27, 1995 is set forth below. Shares acquired in an exchange of shares of another Fund of the Company, the Trust or Framlington that were purchased on or before June 27, 1995 are subject to any CDSC applicable to those shares. See the SAI for the CDSC Schedule for shares purchased on or before June 27, 1995. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                 Class B Shares

Years Since Purchase                                                    CDSC
--------------------                                                    ----
First.............................................................      5.00%
Second............................................................      4.00%
Third.............................................................      3.00%
Fourth............................................................      3.00%
Fifth.............................................................      2.00%
Sixth.............................................................      1.00%
Seventh and thereafter............................................      0.00%

      The Distributor pays sales commissions of 4.00% of the purchase price of Class B Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchases of Class B Shares of the Fund.

      You will not pay a CDSC to the extent that the value of the redeemed shares represents:

      o     reinvestment of dividends or capital gain distributions
      o     capital appreciation of shares redeemed

      When you redeem shares, we will assume you are redeeming first shares representing investment of dividends and capital gain distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of the Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

      CDSC Waivers. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

      o redemptions made within one year after the death of a shareholder or registered joint owner
      o minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2
      o     involuntary redemptions made by the Fund

      Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares acquired in an exchange of shares of another Fund of the Company, the Trust or Framlington that were purchased on or before June 27, 1995.

      We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.


                            When Can I Redeem Shares?

      You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            How Can I Redeem Shares?

      You may redeem shares of the Fund in several ways:


      o By Mail. You may mail your redemption request to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.


                  A signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized stock exchange.

      o By Telephone. You can redeem your shares by calling your broker or the Fund at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.


                  If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

                  We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither the Company, the Trust, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

                  During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

      o Automatic Withdrawal Plan ("AWP"). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSCs when you redeem shares.

      o Involuntary Redemption. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                     When Will I Receive Redemption Amounts?

      We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                      STRUCTURE AND MANAGEMENT OF THE FUND

                           How is the Fund Structured?

      The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Directors, which is responsible for the overall management of the Company and supervises the Fund's service providers. The Company is a Maryland corporation.

                       Who Manages and Services the Fund?


      Investment Advisor. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests in the Advisor. As of December 31, 1997, the Advisor and its affiliates had approximately $45 billion in assets under management, of which $22.2 billion were invested in equity securities, $9 billion were invested in money market or other short-term instruments, $9.3 billion were invested in other fixed income securities, and $4.5 billion in non-discretionary assets.


      The Advisor provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities. During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate of 1.00% based on the average daily net assets of the Fund.

      The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Fund or their shareholders.

      The Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.


      Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. The Administrator is located at 225 Franklin Street, Boston, Massachusetts 02110. The Administrator generally assists the Company in all aspects of its administration and operations. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). State Street is also entitled to reimbursement for out-of-pocket expenses.


      State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

      Transfer Agent. First Data Investor Services Group, Inc. is the Fund's Transfer Agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.


      Custodian and Sub-Custodian. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for such services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Fund. State Street serves as Sub-Custodian to the Fund.

      Distributor. Funds Distributor, Inc. is the distributor of the Fund's shares and is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. It markets and sells the Fund's shares.


      For additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

Distribution Services Arrangement


      Under Rule 12b-1 of the 1940 Act, the Fund has adopted a Service Plan with respect to its Class A Shares and a Service and Distribution Plan with respect to its Class B Shares. Under the Plans, the Fund uses its assets to finance activities relating to the distribution of shares to investors and the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class A Shares. The Distributor is also paid a service fee at an annual rate of 0.25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Fund's Class B Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Fund. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Fund.

                      What are My Rights as a Shareholder?


      All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting the Fund. You will not vote by Class unless expressly required by law or when the Directors determine that the matter to be voted on affects only the interests of the holders of a particular class of shares. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director. The SAI contains more information regarding voting rights.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                When Will I Receive Distributions from the Fund?

      As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to its investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. Dividends from net income of the Fund, if any, are paid at least annually. The Fund distributes its net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.


      It is possible that the Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, you will treat the excess as gain from a sale or exchange of the shares.


                         How Will Distributions Be Made?


      The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.


            Are There Tax Implications of My Investments in the Fund?

      In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for any excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

      Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

      Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rates, regardless of how long you have owned shares in the Fund. Dividends derived from other sources are generally taxed as ordinary income.

      Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

      If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.


      Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

      If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.


      More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Fund's shares on your own personal tax situation including the applicability of any state and local taxes.

                             ADDITIONAL INFORMATION

      Shareholder Communications. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROSPECTUS

Class Y Shares

      The NetNet Fund (the "Fund") is a mutual fund portfolio that seeks to provide shareholders long-term capital appreciation. The Fund invests primarily in equity securities of companies engaged in research, design, development, manufacturing or distribution of products, processes or services for use with Internet and Intranet related businesses. The Fund is a portfolio of The Munder Funds, Inc. (the "Company"), an open-end investment company.

      Munder Capital Management (the "Advisor") serves as investment advisor of the Fund.


      This Prospectus explains the objective, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.


      Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Fund involves investment risks, including the possible loss of the principal amount invested.

   SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
       COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Call Toll-Free for Shareholder Services:
                                 (800) 438-5789

                   The date of this Prospectus is June 1, 1998

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----

Fund Highlights...........................................................3
      What are the key facts regarding the Fund?..........................3

Fund Information..........................................................5
      What are the Fund's goal and principal investments?.................5
      Who may want to invest in the Fund?.................................5
      What are the Fund's investments and investment practices?...........5
      What are the risks of investing in the Fund?........................7

Performance...............................................................8
      How is the Fund's performance calculated?...........................8
      Where can I obtain performance data?................................9

Purchases and Exchange of Shares..........................................9
      What price do I pay for shares?.....................................9
      When can I purchase shares?.........................................9
      What is the minimum required investment?............................9
      How can I purchase shares?..........................................9
      How can I exchange shares?.........................................10

Redemptions of Shares....................................................11
      What price do I receive for redeemed shares?.......................11
      When can I redeem shares?..........................................11
      How can I redeem shares?...........................................11
      When will I receive redemption amounts?............................11

Structure and Management of the Fund.....................................11
      How is the Fund structured?........................................11
      Who manages and services the Fund?.................................11
      What are my rights as a shareholder?...............................12

Dividends, Distributions and Taxes.......................................13
      When will I receive distributions from the Fund?...................13
      How will distributions be made?....................................13
      Are there tax implications of my investments in the Fund?..........13

Additional Information...................................................14

                                 FUND HIGHLIGHTS

                   What Are the Key Facts Regarding the Fund?

Q: What is the Fund's goal?

A: The NetNet Fund seeks to provide long-term capital appreciation.

Q: What is the Fund's strategy?

A: The Fund invests primarily in equity securities of companies engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Q: What are the Fund's risks?

A: The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies and perceptions about particular industries. The Fund concentrates its investments in the Internet industry. Because the Fund concentrates its investments in one industry, it may pose greater risks and experience larger fluctuations in value than portfolios invested in a broader range of industries. Additionally, the Fund may invest in emerging growth companies which may involve greater price volatility and risk than more established companies. You should note that you could lose a portion of the amount you invest in the Fund.

Q: What are the options for investment in the Fund?

A: The Fund has registered three classes of shares: Class A, Class B and Class
Y. Class A and B Shares are described in a separate prospectus.

Q: How do I buy and sell shares of the Fund?

A: Funds Distributor, Inc. (the "Distributor") sells shares of the Fund. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing an Account Application Form with a check to the Transfer Agent. Fiduciary and discretionary accounts of institutions and institutional investors must invest at least $500,000 initially. Other types of investors are not subject to any minimum required investment.

      Shares may be redeemed (sold back to the Fund) through your bank or financial institution.

      You may also acquire the Fund's shares by exchanging shares of the same class of other funds of the Company, The Munder Funds Trust (the "Trust") and The Munder Framlington Funds Trust ("Framlington"), and exchange Fund shares for shares of the same class of other funds of the Company, the Trust and Framlington.

Q: What shareholder privileges does the Fund offer?

      o Automatic Investment Plan
      o Automatic Withdrawal Plan

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. Dividends are paid at least annually. The Fund distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gains distributions of the Fund will be automatically used to purchase additional shares of the Fund.

Q: Who manages the Fund's assets?

A: Munder Capital Management is the Fund's investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Fund.

                      SHAREHOLDER TRANSACTION EXPENSES (1)

      The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price)...........None
Sales Charge Imposed on Reinvested Dividends..........................None
Maximum Deferred Sales Charge.........................................None
Redemption Fees (2)...................................................None
Exchange Fees.........................................................None

----------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The Transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                             FUND OPERATING EXPENSES

      The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown below are based on fees in the Fund's past fiscal year.


Annual Fund Operating Expenses
(as a % of average net assets)


---------------------------------------
Advisory Fees.......................................................  1.00%
Other Expenses+.....................................................   .28%++
                                                                       ---
Total Fund Operating Expenses+......................................  1.28%++
                                                                      ====
----------
+  After expense reimbursements.
++ The Advisor has voluntarily reimbursed the Fund for certain operating expenses which are described below. Without the expense reimbursements, other expenses and total fund operating expenses would be 1.09% and 2.09%, respectively.

                                     EXAMPLE

      This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the following time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                  1 Year     3 Years      5 Years     10 Years
                  ------     -------      -------     --------

                   $13         $41          $71         $155

      As noted above, the Advisor expects to reimburse expenses with respect to the Fund during the current fiscal year. The Advisor may discontinue this expense reimbursement at any time in its sole discretion.

                                FUND INFORMATION

              What are the Fund's goals and principal investments?

      This Prospectus describes Class Y Shares of the Fund. This section summarizes the Fund's principal investments. The sections entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

      GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in the Equity Securities.

      In choosing which companies' stock the Fund should purchase, the Advisor will invest in those companies listed on U.S. securities exchange or NASDAQ which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

      PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                       Who May Want to Invest in the Fund?

      The Fund is designed for investors who seek long-term capital appreciation.

            What are the Fund's Investments and Investment Practices?

      The Fund will invest primarily in Equity Securities which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price. Although the Fund may acquire convertible securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies (S&P), or Moody's Investors Service, Inc. ("Moody's"), it is expected that lower-rated convertible securities will not exceed 5% of the value of the total assets of the Fund at the time of purchase.

      The Fund may invest in Foreign Securities. These securities present more risk than those issued by U.S. companies. The Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System ("NASDAQ") or foreign securities listed directly on a domestic securities exchange or included in NASDAQ. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities.

      The Fund may also purchase Global Depositary Receipts ("GDRs"), which are receipts issued by European financial institutions evidencing ownership of the underlying foreign securities.

      The Fund may invest in Forward Foreign Currency Exchange Contracts, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limit gains from currency exchanges.

      The Fund may invest in Futures Contracts and Options. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index or foreign currency. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices or individual securities. See the SAI for more details and additional limitations.

      The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of securities may change between the time the price is set and the time the price is paid. When the Fund purchases securities for future delivery, the Company's custodian will set aside cash or liquid securities to "cover" the Fund's position. These purchases are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Fund does not intend to purchase securities for future delivery for speculative purposes.

      The Fund may invest in Money Market Instruments, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

      The Fund may enter into Repurchase Agreements. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

      The Fund may invest in Reverse Repurchase Agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

      The Fund may Lend Securities to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower declares bankruptcy.

      The Fund may invest in securities issued by Money Market Funds. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

      The Fund may purchase U.S. Government Securities, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions, the Fund will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

      The Fund may invest up to 15% of the value of its net assets in Illiquid Securities. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value.

      The Fund may Borrow Money in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

                  What are the Risks of Investing in the Fund?

      Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

      The Fund is not meant to provide a vehicle for playing short term swings in the stock market. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objectives since there is uncertainty in every investment.

      A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

      To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

      There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. These considerations include the possibility of political instability (including revolution), future political and economic developments and dependence on foreign economic assistance. Investments in companies domiciled in foreign countries, therefore, may be subject to potentially higher risks than investments in the United States.

      The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

      The risks of various investment techniques the Fund uses are described in more detail in the SAI.

                                   PERFORMANCE

                    How is the Fund's Performance Calculated?

      There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

      One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of the Fund. Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends. The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price per share on the 30th day.

      You should be aware that (i) past performance does not indicate how the Fund will perform in the future; and (ii) the Fund's return and net asset value will fluctuate, so you cannot use the Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

      The Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Fund may also compare its total return to indices such as the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      Where Can I Obtain Performance Data?

      The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                        PURCHASES AND EXCHANGES OF SHARES

      The following persons may purchase Class Y Shares:

      o     fiduciary and discretionary accounts of institutions
      o institutional investors (including: banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors and broker-dealers acting for their own accounts or for the accounts of institutional investors)
      o directors, trustees, officers and employees of the Company, the Trust, Framlington, the Advisor and the Distributor
      o     the Advisor's investment advisory clients
      o     family members of employees of the Advisor

      The Fund also has registered Class A and B Shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

                         What Price Do I Pay For Shares?

      Class Y Shares are sold at the "net asset value next determined" by the Fund without any initial sales charge. You should be aware that broker-dealers (other than Fund's Distributor) may charge investors additional fees if shares are purchased through them.

      Except in certain limited circumstances, the Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                           When Can I Purchase Shares?

      Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                    What is the Minimum Required Investment?

      The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y Shares of the Fund is $500,000. Other types of investors are not subject to any minimum required investment.

                           How Can I Purchase Shares?

      You can purchase Class Y Shares in a number of different ways. You may place orders for Class Y Shares directly through the Distributor or the Transfer Agent or through arrangements with a financial institution.

      o Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

      o By Mail. You may open an account by mailing a completed and signed Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130. You can obtain an Account Application Form by calling
            (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

      o By Wire. You may make additional investments in the Fund by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                  Boston Safe Deposit and Trust Company
                  Boston, MA
                  ABA # 011001234
                  DDA # 16-798-3
                  Account No.:

            Note that banks may charge fees for transmitting wires.

      o Automatic Investment Plan ("AIP"). Under the AIP, you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

      We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of any Class for any period of time. You may pay for shares of the Fund with securities which the Fund is allowed to hold.

      See the SAI for further information regarding purchases of the Fund's shares.

                           How Can I Exchange Shares?

      You may exchange Class Y Shares of the Fund for Class Y Shares of other funds of the Company, the Trust or Framlington based on their relative net asset values.

      You must meet the minimum purchase requirements for the fund of the Company, the Trust or Framlington that you purchase by exchange. You must pay any difference in sales charge at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Company, the Trust and Framlington by contacting your broker or the Fund at
(800) 438-5789. Brokers may charge a fee for handling exchanges.

      We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                              REDEMPTIONS OF SHARES

                  What Price Do I Receive for Redeemed Shares?

      The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                            When Can I Redeem Shares?

      You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            How Can I Redeem Shares?

      Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

      o Involuntary Redemption. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

      o Automatic Withdrawal Plan ("AWP"). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent.

                     When Will I Receive Redemption Amounts?

      If we receive a redemption order for the Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                      STRUCTURE AND MANAGEMENT OF THE FUND

                           How is the Fund Structured?

      The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Directors, which is responsible for the overall management of the Company and supervises the Fund's service providers. The Company is a Maryland corporation.

                       Who Manages and Services the Fund?

      Investment Advisor. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the

Advisor's chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests in the Advisor. As of December 31, 1997, the Advisor and its affiliates had approximately $45 billion in assets under management, of which $22.2 billion were invested in equity securities, $9 billion were invested in money market or other short-term instruments, $9.3 billion were invested in other fixed income securities, and $4.5 billion in non-discretionary assets.

      The Advisor provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities. During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate of 1.00% based on the average daily net assets of the Fund.

      The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Fund or their shareholders.

      The Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

      Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. The Administrator is located at 225 Franklin Street, Boston, Massachusetts 02110. The Administrator generally assists the Company in all aspects of its administration and operations. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). State Street is also entitled to reimbursement for out-of-pocket expenses.

      State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

      Transfer Agent. First Data Investor Services Group, Inc. is the Fund's Transfer Agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

      Custodian and Sub-Custodian. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for such services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Fund. State Street serves as Sub-Custodian to the Fund.

      Distributor. Funds Distributor, Inc. is the distributor of the Fund's shares and is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

      For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                      What are My Rights as a Shareholder?

      All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting the Fund. You will not vote by Class unless expressly required by law or when the Directors determine that the matter to be voted on affects only the interests of the holders of a particular class of shares. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director. The SAI contains more information regarding voting rights.




                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                When Will I Receive Distributions from the Fund?

      As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to its investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Fund pays dividends at least annually. The Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

      It is possible that the Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, you will treat the excess as gain from a sale or exchange of the shares.

                         How Will Distributions Be Made?

      The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

            Are There Tax Implications of My Investments in the Fund?

      In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for any excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

      Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

      Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rates, regardless of how long you have owned shares in the Fund. Dividends derived from other sources are generally taxed as ordinary income.

      Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

      If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

      Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

      If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

      More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state or local taxes.

                             ADDITIONAL INFORMATION

      Shareholder Communications. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

                                   NETNET FUND
                       STATEMENT OF ADDITIONAL INFORMATION

      The NetNet Fund (the "Fund") is currently one of fourteen series of shares of The Munder Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management (the "Advisor").


      This Statement of Additional Information is intended to supplement the information provided to investors in the Fund's Prospectuses dated June 1, 1998 and has been filed with the Securities and Exchange Commission (the "SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Fund's Prospectuses dated June 1, 1998 (the "Prospectus"). The contents of this Statement of Additional Information are incorporated by reference in the Prospectuses in its entirety. A copy of each Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. This Statement of Additional Information is dated June 1, 1998.


      Shares of the Fund are not deposits or obligations of , or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Fund involves investment risks, including the possible loss of principal.

                                TABLE OF CONTENTS

                                                                            Page


General......................................................................3
Fund Investments.............................................................3
Investment Limitations......................................................12
Directors and Officers......................................................14
Investment Advisory and Other Service Arrangements..........................18
Portfolio Transactions......................................................21
Additional Purchase and Redemption Information..............................23
Net Asset Value.............................................................26
Performance Information.....................................................27
Taxes.......................................................................28
Additional Information Concerning Shares....................................33
Miscellaneous...............................................................34
Registration Statement......................................................35
Financial Statements........................................................36
Appendix ...................................................................37


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectuses do not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

      The Company was organized as a Maryland corporation on November 18, 1992.


      As stated in each Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.


                                FUND INVESTMENTS


      The following supplements the information contained in the Prospectuses concerning the investment objective and policies of the Fund.


      Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balance in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral, securities owned by the Fund.

      Foreign Securities. The Fund may invest in securities of foreign issuers. The Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

      The Fund may also purchase Global Depositary Receipts ("GDRs"), which are receipts issued by European financial institutions evidencing ownership of the underlying foreign securities.

      Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

      There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

      Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

      Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund.

      The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

      The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

      The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

      Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Fund is authorized to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

      When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

      When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

      A separate account consisting of cash or liquid securities equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's Sub-Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

      Futures Contracts and Related Options. The Fund currently expects that it may purchase and sell futures contracts on securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see the Appendix to this Statement of Additional Information.

      Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

      Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of the Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.


      Money Market Instruments. As described in its Prospectuses, the Fund may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.


      Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

      Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P") or Moody's Investor Services, Inc. ("Moody's"). In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

      The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund will invest in variable amount master notes only when the Advisor deems the investment to involve minimal credit risk.

      Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States: Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule B's, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

      Options. The Fund may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

      A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

      The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

      Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

      The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.


      In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its sub-custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its Sub-Custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its sub-custodian. The Fund may also write call options that are not covered for cross-hedging purposes. The Fund will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The Fund will write put options only if they are "secured" by cash or liquid securities maintained in a segregated account by the Fund's Sub-Custodian in an amount not less than the exercise price of the option at all times during the option period.


      The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

      The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

      When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

      There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

      There is no assurance that the Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

      In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

      When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.


      When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Sub-Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Sub-Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.


      The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

      When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

      Repurchase Agreements. The Fund may agree to purchase securities from financial institutions members banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations.


      The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

      Securities subject to repurchase agreements will be held by the Company's Custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

      Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account, cash, U.S. Government securities or other liquid high-grade securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

      Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Future Contracts. The Fund may purchase and sell stock index futures, options on stock and bond indices and options on stock index futures contracts as a hedge against movements in the equity and bond markets.

      A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

      Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

      If the Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

      The Fund may purchase and write call and put options on stock or bond index futures contracts. The Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Fund may purchase put options or write call options on stock and bond index futures, rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Fund intends to purchase.

      In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, the Fund will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. The Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.


      U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.



                             INVESTMENT LIMITATIONS

      The Fund is subject to the investment limitations enumerated in this section which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

      The Fund may not:

      1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

      2. Borrow money or issue senior securities (as defined in the 1940 Act) except that the Fund may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets including the amount borrowed;

      3. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 2 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

      4. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

      5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended in selling portfolio securities;

      6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

      7. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

      8. Make investments for the purpose of exercising control or management;

      9. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts and options on securities, foreign currencies and securities indices, as permitted by the Fund's prospectuses; or

      10. Invest more than 25% of its total assets in securities of issuers conducting their principal business in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries), except that the Fund will invest more than 25% of its total assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet or Intranet related businesses.

      Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

      1.    Invest more than 15% of its net assets in illiquid securities;

      2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

      3. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

      4. Invest in other investment companies except as permitted under the 1940 Act.

      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund's holdings of illiquid securities exceeds 15% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

      In order to permit the sale of shares in certain states, the Company may make commitments more restrictive than the investment policies and limitations described above.

                             DIRECTORS AND OFFICERS

      The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

                                                      Principal Occupation
Name, Address and Age      Position with Company      During Past Five Years
---------------------      ---------------------      ----------------------


Charles W. Elliott         Chairman of the Board of   Senior Advisor to the
1024 Essex Circle          Directors                  President - Western
Kalamazoo, MI  49008                                  Michigan University
Age:  65                                              since July 1995;
                                                      Executive Vice President -
                                                      Administration & Chief
                                                      Financial Officer, Kellogg
                                                      Company from January 1987
                                                      through June 1995; before
                                                      that Price Waterhouse.
                                                      Board of Directors,
                                                      Steelcase Financial
                                                      Corporation.


John Rakolta, Jr.          Director and Vice          Chairman and Chief
1876 Rathmor               Chairman of the Board of   Executive Officer,
Bloomfield Hills, MI 48304 Directors                  Walbridge Aldinger
Age:  50                                              Company (construction
                                                      company).


Thomas B. Bender           Director                   Investment Advisor,
7 Wood Ridge Road                                     Financial & Investment
Glen Arbor, MI 49636                                  Management Group (since
Age:  64                                              April, 1991); Vice
                                                      President Institutional
                                                      Sales, Kidder, Peabody &
                                                      Co. (Retired April,
                                                      1991); Trustee, Vining
                                                      Real Estate Investment
                                                      Trust.

                                                      Principal Occupation
Name, Address and Age      Position with Company      During Past Five Years
---------------------      ---------------------      ----------------------


David J. Brophy            Director                   Professor, University of
1025 Martin Place                                     Michigan; Director,
Ann Arbor, MI 48104                                   River Place Financial
Age:  61                                              Corp.

Dr. Joseph E. Champagne    Director                   Dean, University Center,
319 East Snell Road                                   Macomb College since
Rochester, MI  48306                                  September 1997;
Age:  59                                              Corporate and Executive
                                                      Consultant since September
                                                      1995; prior to that
                                                      Chancellor, Lamar
                                                      University from September
                                                      1994 until September 1995;
                                                      before that Consultant to
                                                      Management; President and
                                                      Chief Executive Officer,
                                                      Crittenton Corporation
                                                      (holding company that owns
                                                      healthcare facilities) and
                                                      Crittenton Development
                                                      Corporation until August
                                                      1993; before that
                                                      President Oakland
                                                      University of Rochester,
                                                      MI, until August 1991;
                                                      Chairman, Board of
                                                      Directors, Ross Controls
                                                      of Troy, MI.

Thomas D. Eckert           Director                   President and Chief
10726 Falls Pointe Drive                              Executive Officer,
Great Falls, VA 22066                                 Capital Automotive REIT
Age:  50                                              from November 1997 to
                                                      present (real estate
                                                      investment trust
                                                      specializing in retail
                                                      automotive properties);
                                                      prior to that President
                                                      and COO, Mid-Atlantic
                                                      Group of Pulte Home
                                                      Corporation (developer of
                                                      residential land and
                                                      construction of housing
                                                      units) from 1983 until
                                                      1997.

                                                      Principal Occupation
Name, Address and Age      Position with Company      During Past Five Years
---------------------      ---------------------      ----------------------


Lee P. Munder*             Director and President     Chairman of the Advisor
480 Pierce Street                                     since February 1998;
Suite 300                                             Chief Executive Officer
Birmingham, MI 48009                                  of World Asset
Age:  52                                              Management since January
                                                      1995; Chief Executive
                                                      Officer of Old MCM
                                                      (predecessor of Advisor)
                                                      since 1985; and
                                                      Director, LPM Investment
                                                      Services, Inc. ("LPM").

Terry H. Gardner           Vice President, Chief      Vice President and Chief
480 Pierce Street          Financial Officer and      Financial Officer of the
Suite 300                  Treasurer                  Advisor, and Chief
Birmingham, MI 48009                                  Financial Officer of Old
Age:  37                                              MCM (February 1993 to
                                                      present); Secretary of
                                                      LPM.

Paul Tobias                Vice President             Chief Executive Officer
480 Pierce Street                                     of the Advisor (since
Birmingham, MI 48009                                  February 1998); Chief
Suite 300                                             Operating Officer of the
Age:  46                                              Advisor; Executive Vice
                                                      President (April
                                                      1995-February 1998); and
                                                      Executive Vice President
                                                      of Comerica, Inc.

Gerald Seizert             Vice President             Chief Executive Officer
480 Pierce Street                                     of the Advisor (since
Suite 300                                             February 1998); Chief
Birmingham, MI 48009                                  Investment
Age:  45                                              Officer/Equities of the
                                                      Advisor; Executive Vice
                                                      President (April
                                                      1995-February 1998);
                                                      Managing Director
                                                      (1991-1995), Director
                                                      (1992-1995) and Vice
                                                      President (1984-1991) of
                                                      Loomis, Sayles and
                                                      Company, L.P.


Elyse G. Essick            Vice President             Vice President and
480 Pierce Street                                     Director of Marketing
Suite 300                                             for the Advisor; Vice
Birmingham, MI 48009                                  President and Director
Age:  40                                              of Client Services of
                                                      Old MCM(August 1988 to
                                                      December 1994).

                                                      Principal Occupation
Name, Address and Age      Position with Company      During Past Five Years
---------------------      ---------------------      ----------------------

James C. Robinson          Vice President             Vice President and Chief
480 Pierce Street                                     Investment Officer/Fixed
Suite 300                                             Income for the Advisor;
Birmingham, MI 48009                                  Vice President and
Age:  36                                              Director of Fixed Income
                                                      of Old MCM (1987-1994).

Leonard J. Barr, II        Vice President             Vice President and
480 Pierce Street                                     Director of Core Equity
Suite 300                                             Research of the Advisor;
Birmingham, MI 48009                                  Director and Senior Vice
Age:  53                                              President of Old MCM
                                                      (since 1988); Director
                                                      of LPM.

Ann F. Putallaz            Vice President             Vice President and
480 Pierce Street                                     Director of Fiduciary
Suite 300                                             Services of the Advisor
Birmingham, MI 48009                                  (since January 1995);
Age:  52                                              Director of Client and
                                                      Marketing Services of
                                                      Woodbridge.

Lisa A. Rosen              Secretary, Assistant       General Counsel of the
480 Pierce Street          Treasurer                  Advisor (since May
Suite 300                                             1996); formerly Counsel,
Birmingham, MI 48009                                  First Data Investor
Age:  30                                              Services Group, Inc.;
                                                      Assistant Vice President
                                                      and Counsel with The
                                                      Boston Company Advisors,
                                                      Inc.; Associate with
                                                      Hutchins, Wheeler &
                                                      Dittmar.


Therese Hogan              Assistant Secretary        Director, State
53 State Street                                       Regulation Department,
Boston, MA 02109                                      First Data Investor
Age: 36                                               Services Group (June
                                                      1994-present); formerly
                                                      Senior Legal Assistant,
                                                      Palmer & Dodge (October
                                                      1993-June 1994); Blue Sky
                                                      Paralegal, Robinson & Cole
                                                      (February 1984-October
                                                      1993).

*     "Interested Person" of the Company, as defined in the 1940 Act.


      Directors of the Company receive an aggregate fee from the Company, St. Clair Funds, Inc. ("St. Clair"), The Munder Funds Trust (the "Trust") and The Munder Framlington Funds Trust ("Framlington") for services on those organizations' respective Boards comprised of an annual retainer fee of $20,000 and a fee of $1,500 for each Board meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

      The following table summarizes the compensation paid by the Company, the Trust, St. Clair and Framlington and their respective Directors/Trustees for the year ended June 30, 1997.

                            Aggregate       Pension
                           Compensation    Retirement
                             from the       Benefits    Estimated
                           Company, the     Accrued       Annual
          Name of             Trust,       as Part of    Benefits    Total from
          Person         Framlington and      Fund         upon       the Fund
       and Position         St. Clair       Expenses    Retirement    Complex
       ------------         ---------       --------    ----------    -------

   Charles W. Elliott        $20,000          None         None       $20,000
   Chairman

   John Rakolta, Jr.         $18,500          None         None       $18,500
   Vice Chairman

   Thomas B. Bender          $20,000          None         None       $20,000
   Trustee and Director

   David J. Brophy           $20,000          None         None       $20,000
   Trustee and Director

   Dr. Joseph E.             $20,000          None         None       $20,000
   Champagne
   Trustee and Director

   Thomas D. Eckert          $20,000          None         None       $20,000
   Trustee and Director


      No officer, director or employee of the Advisor, Comerica, the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of May 1, 1998, the Directors and Officers of the Company, as a group, owned less than 1% of outstanding shares of the Fund.

      Terry H. Gardner, Paul Tobias and Gerald Seizert are administrators of a pension plan for employees of Munder Capital Management, which as of May 1, 1998, owned 11,896.44 shares of the Fund which represented 2.2% of the Fund.

      As of May 1, 1998, Munder Capital Management and affiliates of Munder Capital Management through common ownership, owned beneficially 201,176.12 shares of the Fund which represented 37.8% of the Fund.



              INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

      Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

      Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

      For the advisory services provided and expenses assumed with regard to the Fund, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the period ended June 30, 1997, the Advisor received fees of $9,873 from the Fund. In addition for the period ended June 30, 1997, the Advisor reimbursed $29,976 in expenses payable by the Fund.

      The Fund's Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with the Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).


      Distribution Agreement. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

      Distribution Services Arrangements - Class A and Class B Shares. The Fund has adopted a Service and Distribution Plan with respect to its Class A Shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service and Distribution Plan for Class A Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A Shares of the Fund. The Fund has also adopted a Service and Distribution Plan with respect to its Class B Shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and provision of certain shareholder services. Under the Service and Distribution Plans for Class B Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B Shares of the Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B Shares of the Fund. For the period ended June 30, 1997 the Distributor waived $539 in distribution fees pursuant to the Service and Distribution Plan with respect to the Class A Shares.

      Under the terms of the Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the relevant class of the Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made. For the period ended June 30, 1997, the Fund made payments in the amount of $1,929 pursuant to the Service and Distribution Plan with respect to the Class A Shares and waived $539 in distribution fees.

      The Directors have determined that the Plans will benefit the Company and their respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale;
(ii) retention of existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Fund; and (iv) maintaining a competitive sales structure in the mutual fund industry.

      With respect to Class B Shares of the Fund, the Distributor expects to pay sales commissions to dealers authorized to sell the Fund's Class B Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the relevant Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds' shares to support their sales efforts.


      Administration Agreement. State Street Bank and Trust Company ("State Street") located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Fund, oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

      The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

      Prior to November 1, 1997, First Data Investor Services Group, Inc. ("Investor Service Group") located at 53 State Street, Boston, Massachusetts served as administrator to the Fund. For the period ended June 30, 1997, administration fees of Investor Services Group accrued in the amount of $1,114.


      Custodian, Sub-Custodian and Transfer Agency Agreements. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, is the custodian of the Fund pursuant to a custodian agreement ("Custody Agreement") with the Company. For the period ended June 30, 1997, the Custodian earned $4,233 for its services to the Fund. The Custodian receives no compensation for such services. State Street serves as the sub-custodian (the "Sub-Custodian") to the Fund pursuant to a sub-custodian agreement (the "Sub-Custodian

Contract") among the Company, Comerica Bank and State Street. State Street is also the Sub-Custodian with respect to the custody of foreign securities held by the Fund. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contract, the Sub-Custodian (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Fund's operations.

      First Data Investor Services Group, Inc. ("Investor Services Group") serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i) issues and redeems shares of the Fund,
(ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

      Other Information Pertaining to Administration and Transfer Agency Agreements. As stated in the Prospectuses, the Administrator, the Transfer Agent and the Sub-Custodian each receives a separate fee for its services. In approving the Administration Agreement and Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and the fact that neither the Administrator, the Sub-Custodian nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under federal and state law in approving these agreements.



                             PORTFOLIO TRANSACTIONS

      Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund.

      Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

      For the period ended June 30, 1997, the Fund paid $674 in brokerage commissions.

      Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

      The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in the Fund's interests.

      In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Board of Directors, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

      Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

      Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

      Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

      The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

      The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of the most recent fiscal year and state the value of such holdings. As of June 30, 1997, the Fund held shares of Lehman Brothers valued at $266,000.


      Except as noted in the Prospectuses and this Statement of Additional Information the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Sub-Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the Company's other funds. The Advisor, Administrator, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


      Purchases and redemptions are discussed in the Fund's Prospectuses and such information is incorporated herein by reference.

      Purchases. In addition to the methods of purchasing shares described in the Prospectuses, the Fund also offers a pre-authorized checking plan by which investors may accumulate shares of the Fund regularly each month by means of automatic debits to their checking accounts. There is a $50 minimum on each automatic debit. Shareholders may choose this option by checking the appropriate part of the application form or by calling the Fund at (800) 438-5789. Such a plan is voluntary and may be discontinued by the shareholder at any time or by the Company on 30 days' written notice to the shareholder.


      Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.


      Redemptions. As described in the Fund's Prospectuses, shares of the Fund may be redeemed in a number of different ways:


             o   By Mail
             o   By Telephone
             o   Automatic Withdrawal Plan

The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

      Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

      The Prospectus for Class B Shares describes the CDSC Schedule for Class B Shares of the Fund.

      The CDSC Schedule for Class B Shares of the Trust Funds purchased before June 27, 1995 is set forth below. The Prospectuses describe the CDSC Schedule for Class B Shares of Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

                        Class B Shares of the Trust Funds
                      Purchased on or before June 27, 1995

Redemption During                                            CDSC
-----------------                                            ----

1st Year Since Purchase......................................4.00%
2nd Year Since Purchase......................................4.00%
3rd Year Since Purchase......................................3.00%
4th Year Since Purchase......................................3.00%
5th Year Since Purchase......................................2.00%
6th Year Since Purchase......................................1.00%

      CDSC Waivers - Class B Shares of the Trust Funds Purchased on or before June 27, 1995. The CDSC will be waived with respect to Class B Shares of the Trust Funds purchased on or before June 27, 1995 in the following circumstances:

      (1) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner;

      (2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 59 1/2; and

      (3) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily.

      CDSC Waivers - Class B Shares of the Company Funds Purchased on or before June 27, 1995. The CDSC will be waived on the following types of redemptions with respect to Class B Shares of the Company Funds purchased on or before June 27, 1995:

      (1) redemptions by investors who have invested a lump sum amount of $1 million or more in the Fund;

      (2) redemptions by the officers, directors, and employees of the Advisor or the Distributor and such persons' immediate families;

      (3) dealers or brokers who have a sales agreement with the Distributor, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

      (4) involuntary redemptions effected pursuant to the Fund's right to liquidate shareholder accounts having an aggregate net asset value of less than $500; and

      (5) redemptions the proceeds of which are reinvested in the Fund within 90 days of the redemption.

      Contingent Deferred Sales Charge - Class A Shares. The Prospectuses describes the CDSC for Class A Shares of the Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

      Class A Shares of the Trust Funds purchased on or before June 27, 1995 without a sales charge by reason of a purchase of $500,000 or more are subject to a CDSC of 1.00% of the lower of the original purchase price or the net asset value at the time of redemption if such shares are redeemed within two years of the date of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions; (2) Class A Shares redeemed more than two years after their purchase; (3) a minimum required distribution made in connection with IRA or other retirement plans following attainment of age 59 1/2; or (4) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner.

      No CDSC is imposed to the extent that the current market value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

      The holding period of Class A Shares of a Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A Shares of the Fund, as the case may be) and the Company Funds and the non-money market funds of the Trust will be calculated from the date that the Class A Shares of the Fund were initially purchased.

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

      Other Information. Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

      The Fund reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "Stock Exchange") is restricted by applicable rules and regulations of the SEC; (ii) the Stock Exchange is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

      The Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $500 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

      Exchanges. In addition to the method of exchanging shares described in the Fund's Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Fund at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Fund, the Distributor and the Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.


                                 NET ASSET VALUE

      In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

In-Kind Purchases


      Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                             PERFORMANCE INFORMATION

      The Fund, in advertising its "average annual total return" computes its return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                         P (1 + T)^n = ERV

      Where:      T      =    average annual total return;

                  ERV    =    ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the applicable period and of any CDSC deduction (or a fractional portion thereof);

                  P      =    hypothetical initial payment of $1,000;

                  n      =    number of years and portion of a year

      The Fund, in advertising its "aggregate total return" computes its return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

            Aggregate Total Return  =  (ERV)/P - 1


      The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Fund's average annual total return and load adjusted aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares; and the Fund's load adjusted average annual total return and load adjusted aggregate total return quotations for Class B Shares will reflect any applicable CDSC; provided that the Fund may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A Shares or Class B Shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

      Based on the foregoing calculation, the aggregate total returns for the Fund for the period from commencement of operations through June 30, 1997 and six months ended December 31, 1997 were 31.14% and 28.90%, respectively.


      The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

      From time to time, in advertisements or in reports to shareholders, the Fund's total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices.

                                      TAXES

      The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses are not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

      General. The Fund intends to elect and qualify annually to be taxed separately as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will satisfy the Distribution Requirement.


      In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"); until June 30, 1998, the Fund must derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including "original issue discount" and "accrued market discount") received by the Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

      In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, receivables, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

      Distributions of net investment income received by the Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will be eligible for the dividends received deduction for corporations.

      The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends received deduction.

      In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

      If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

      Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.


      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

      Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by the Fund. These rules have a particular impact on the amount of income or gain that the Fund must distribute to their respective shareholders to comply with the Distribution Requirement and on the income or gain qualifying under the Income Requirement, all described above.

      Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligations must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

      Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

      Some debt securities may be purchased by the Fund, at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).


      Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

      Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

      Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options and futures contracts.


      Constructive Sales. Recently enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

      Currency Fluctuations - "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.


      Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

      The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

      Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


      Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax was (e.g., banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

                   ADDITIONAL INFORMATION CONCERNING SHARES


      The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in fourteen series of shares. The Fund is currently offered in three separate classes: Class A, Class B and Class Y Shares.

      At a meeting on May 5, 1998, the Company adopted a Multi-Class Plan ("Multi-Class Plan") on behalf of the Fund. The Multi-Class Plan provides that shares of each class of the Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.


      In the event of a liquidation or dissolution of the Company or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Fund, of any general assets not belonging to the Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund that are held by each shareholder.

      Shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not by class on all matters, except that only Class A Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan. Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by such matter. The Fund is affected by such a matter, unless (i) it is clear that the interests of the Fund in the matter are substantially identical, or (ii) the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular fund.


      Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of the Company's outstanding shares (irrespective of class) may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by the Company.

      Shareholder meetings to elect directors will not be held unless and until such time as required by law. At that time, the directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                                  MISCELLANEOUS


      Counsel. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Company.


      Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Company's independent auditors.

      Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

      The Advisor and the Custodian believe they may perform the services for the Company contemplated by its respective agreements with the Company without violation of applicable banking laws and regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform certain services for the Fund.

      Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf the Company, the Company might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations. It is not anticipated, however, that any change in the Fund's method of operations would affect the net asset value per share of the Fund or result in a financial loss to any shareholder of the Fund.


      Control Persons and Principal Holders of Securities. As of May 1, 1998, the following persons were beneficial owners of 5% or more of the outstanding shares of any class of the Fund because they possessed voting or investment power with respect to such shares. Munder Capital Management, 480 Pierce Street, Birmingham, MI 48009 held 7.36% of the outstanding Class A Shares of the Fund. The Munder All-Season Aggressive Fund held 17.77% of the outstanding Class A Shares of the Fund.

      Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.


                             REGISTRATION STATEMENT


      This Statement of Additional Information and the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Fund's Prospectuses as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


      The financial statements for the NetNet Fund, including the notes thereto, dated June 30,1997 have been audited by Ernst & Young LLP and are incorporated by reference into this Statement of Additional Information from the Annual Report of the Fund dated June 30, 1997. Such financial statements are incorporated by reference herein in reliance upon Ernst & Young LLP's report given upon the authority of such firm as experts in accounting and auditing. The financial information for the six months ended December 31, 1997 is part of the Fund's unaudited financial statements which are incorporated by reference into this Statement of Additional Information from the Semi-Annual Report of the Fund dated December 31, 1997.

                                    APPENDIX

      As stated in the Prospectuses, the Fund may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  Index Futures Contracts

      General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

      Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

      In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                 Portfolio                                Futures
                 ---------                                -------

                                                   -Day Hedge is Placed-
Anticipate buying $62,500 in Equity                Buying 1 Index Futures at 125
Securities                                         Value of Futures = $62,500/Contract

                                                   -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000   Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                Value of Futures = $65,000/Contract
                                                   Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

         Portfolio                                     Futures
         ---------                                     -------
                                                 -Day Hedge is Placed-
Anticipate Selling $1,000,000 in                 Sell 16 Index Futures at 125
     Equity Securities                           Value of Futures = $1,000,000

                                                 -Day Hedge is Lifted-
Equity Securities - Own Stock                    Buy 16 Index Futures at 120
     with Value = $960,000                       Value of Futures = $960,000
Loss in Portfolio Value = $40,000                Gain on Futures = $40,000

II.  Margin Payments

      Unlike purchase or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  Risks of Transactions in Futures Contracts

      There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

      In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Sub-Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Successful use of futures by the Fund is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

IV.  Options on Futures Contracts

      The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  Other Matters

      Accounting for futures contracts will be in accordance with generally accepted accounting principles.

PART C.  OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.

      (a)   Included in Part A:


            Financial Highlights

            Included in Part B:

            The Registrant's Annual Report for the fiscal year ended June 30, 1997 and the Report of the Independent Auditors dated August 15, 1997 are incorporated by reference to the Definitive 30b-2 filed (EDGAR Form N-30D) on September 10, 1997 as Accession No. 0000927405-97-000361; and

            The Registrant's Semi-Annual Report for the six months ended December 31, 1997 is incorporated by reference to the Definitive 30b-2 filed (EDGAR Form N-30D) filed on March 11, 1998 as Accession No. 00089697-98-000104.


      (b)   Exhibits:

      (1)   (a)   Articles of Incorporation dated November 18, 1992 are
                  incorporated herein by reference to Post-Effective Amendment
                  No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (b) Articles of Amendment are incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (c) Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (d) Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996 relating to the Munder Small-Cap Value Fund, the Munder Equity Selection Fund, the Munder Micro-Cap Equity Fund, and the NetNet Fund.

            (e) Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 1996 relating to the Munder Short Term Treasury Fund.

            (f) Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997 relating to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund.

            (g) Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 14, 1997 relating to the name changes of the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund to the Munder All-Season Maintenance Fund, the Munder All-Season Development Fund and the Munder All-Season Accumulation Fund.

            (h) Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997 relating to the Munder Financial Services Fund.

            (i) Articles Supplementary are incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1997 with respect to the name changes of the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund to the Munder All-Season Maintenance Fund, the Munder All-Season Development Fund and the Munder All-Season Accumulation Fund.


            (j) Form of Articles Supplementary for the Registrant is filed herein.


      (2) By-Laws are incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A, filed on November 18, 1992.

      (3)   Not Applicable

      (4)   Not applicable.

      (5)   (a)   Form of Investment Advisory Agreement between Registrant
                  and Munder Capital Management with respect to the Munder
                  Multi-Season Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration
                  Statement on Form N-1A filed with the Commission on February
                  28, 1995.

            (b) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (c) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Real Estate Equity Investment Fund is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (d) Investment Advisory Agreement between Registrant and Munder Capital Management with respect to for the Munder Value Fund is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (e) Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Mid-Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (f) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder International Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (g) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 9, 1996.

            (h) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Small-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (i) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Micro-Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (j) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Equity Selection Fund is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (k) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Short Term Treasury Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 1996.

            (l) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

            (m) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Financial Services Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.


            (n) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Growth Opportunities Fund (formerly Munder Emerging Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.


      (6)   (a)   Underwriting Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's
                  Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (b) Notice to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder Value Fund and the Munder Mid-Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (c) Notice to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder International Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (d) Notice to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder Small-Cap Value Fund, the Munder Equity Selection Fund, the Munder Micro-Cap Equity Fund, and the NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (e) Form of Notice to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder Short Term Treasury Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 1996.

            (f) Form of Distribution Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

            (g) Form of Distribution Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder Financial Services Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.


            (h) Form of Distribution Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder Growth Opportunities Fund (formerly Munder Emerging Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.


      (7)   Not Applicable

      (8)   (a)   Form of Custodian Contract between Registrant and Comerica
                  Bank is incorporated herein by reference to Post-Effective
                  Amendment No. 16 to Registrant's Registration Statement on
                  Form N-1A filed with the Commission on June 25, 1996.

            (b) Notice to Custodian Contract between Registrant and Comerica Bank with respect to the Munder Value Fund and the Munder Mid-Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (c) Notice to Custodian Contract between Registrant and Comerica Bank with respect to the Munder International Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (d) Notice to Custodian Contract between Registrant and Comerica Bank with respect to the Munder Small-Cap Value Fund, the Munder Equity Selection Fund, the Munder Micro-Cap Equity Fund and the NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (e) Form of Notice to the Custodian Contract between Registrant and Comerica Bank with respect to the Munder Short Term Treasury Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 1996.

            (f) Form of Notice to the Custody Agreement between Registrant and Comerica Bank with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

            (g) Form of Notice to the Custodian Agreement between Registrant and Comerica Bank with respect to the Munder Financial Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.


            (h) Form of Notice to the Custodian Agreement between Registrant and Comerica Bank with respect to the Munder Growth Opportunities Fund (formerly Munder Emerging Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.

            (i) Form of Sub-Custodian Agreement among Registrant, Comerica Bank and State Street Bank and Trust Company with respect to the Munder All-Season Aggressive Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund, Munder International Bond Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Short Term Treasury Fund, Munder Value Fund and NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.

            (j) Form of Notice to Sub-Custodian Agreement among Registrant, Comerica Bank and State Street Bank and Trust Company with respect to the Munder Growth Opportunities Fund (formerly Munder Emerging Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.

            (k) Form of Amendment to Sub-Custodian Agreement among Registrant, Comerica Bank and State Street Bank and Trust Company is filed herein.


      (9)   (a)   Transfer Agency and Service Agreement between Registrant and
                  First Data Investor Services Group, Inc. is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (b) Notice to Transfer Agency and Service Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the Munder Value Fund and the Munder Mid-Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (c) Notice to Transfer Agency and Service Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the Munder International Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

            (d) Notice to Transfer Agency and Service Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the Munder Small-Cap Value Fund, the Munder Equity Selection Fund, the Munder Micro-Cap Equity Fund and the NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (e) Notice to Transfer Agency and Service Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the Munder Short Term Treasury Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 1996.

            (f) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

            (g) Form of Notice to the Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the Munder Financial Services Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

            (h) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the Munder Financial Services Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.


            (i) Form of Notice to the Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the Munder Emerging Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.

            (j) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the Munder Growth Opportunities Fund (formerly Munder Emerging Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.

            (k) Form of Amendment to the Transfer Agency Agreement between Registrant and First Data Investor Services Group, Inc. is filed herein.

            (l) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. is filed herein.

            (m)   Administration Agreement between Registrant and State
                  Street Bank and Trust Company with respect to the Munder All-Season Aggressive Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund, Munder International Bond Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Short Term Treasury Fund, Munder Value Fund and NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.

            (n) Form of Notice to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Emerging Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.


      (10)  (a)   Opinion and Consent of Counsel is incorporated by reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession
                  Number 0000927405-97-000309.

            (b) Opinion and Consent of Counsel with respect to the Munder Emerging Growth Fund to be filed by amendment.

      (11)  (a)   Consent of Ernst & Young LLP is filed herein.


            (b) Consent of Arthur Andersen LLP is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1995.

            (c) Letter of Arthur Andersen LLP regarding change in independent auditor required by Item 304 of Regulation S-K is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1995.


            (d) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.

            (e) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement filed with the Commission on March 20, 1998.


      (12)  Not Applicable

      (13) Initial Capital Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 26, 1993.

      (14)  Not Applicable

      (15)  (a)   Service Plan for the Munder Multi-Season Growth Fund Class A
                  Shares is incorporated herein by reference to Post-Effective
                  Amendment No. 8 to Registrant's Registration Statement on Form
                  N-1A filed with the Commission on February 28, 1995.

            (b) Service and Distribution Plan for the Munder Multi-Season Growth Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (c) Service and Distribution Plan for the Munder Multi-Season Growth Fund Class D Shares is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (d) Service Plan for the Munder Money Market Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (e) Service and Distribution Plan for the Munder Money Market Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (f) Service and Distribution Plan for the Munder Money Market Fund Class D Shares is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (g) Service Plan for the Munder Real Estate Equity Investment Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (h) Service and Distribution Plan for the Munder Real Estate Equity Investment Fund Class B Shares is incorporated herein by reference Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (i) Service and Distribution Plan for the Munder Real Estate Equity Investment Fund Class D Shares is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1995.

            (j) Form of Service Plan for the Munder Multi-Season Growth Fund Investor Shares is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 13, 1995.

            (k) Form of Service Plan for Class K Shares of the Munder Funds, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (l) Form of Service Plan for Class A Shares of the Munder Funds, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (m) Form of Distribution and Service Plan for Class B Shares for The Munder Funds, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (n) Form of Distribution and Service Plan for Class C Shares for The Munder Funds, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (o) Form of Distribution and Service Plan for the NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 9, 1996.


            (p) Form of Service Plan for Class A Shares with respect to the Munder Growth Opportunities Fund (formerly Munder Emerging Growth Fund) is incorporated herein by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.


            (q) Form of Distribution and Service Plan for Class B Shares with respect to the Munder Emerging Growth Fund is incorporated herein by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (r) Form of Distribution and Service Plan for Class C Shares with respect to the Munder Emerging Growth Fund is incorporated herein by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

            (s) Amended and Restated Service Plan for Class K Shares is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.


            (t) Amended and Restated Service Plan for Class K Shares with respect to the Munder Growth Opportunities Fund (formerly Munder Emerging Growth Fund) is incorporated herein by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

            (u) Form of Amendment to Service and Distribution Plan with respect to the NetNet Fund is filed herein.

            (v) Form of Service and Distribution Plan for Class B Shares with respect to the NetNet Fund is filed herein.

      (16) Schedule for Computation of Performance Quotations is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1997.


      (17)  Financial Data Schedule is filed herein.


      (18)  (a)   Form of Amended and Restated Multi-Class Plan is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.


            (b) Form of Amended and Restated Multi-Class Plan with respect to the Munder Emerging Growth Fund is incorporated herein by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

            (c) Form of Second Amended and Restated Multi-Class Plan with respect to The Munder Funds, Inc. is filed herein.


Item 25.    Persons Controlled by or Under Common Control with Registrant.

            Not Applicable.

Item 26.    Number of Holders of Securities.

            As of March 13, 1998, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:

                                     Class A  Class B  Class C Class K  Class Y

Munder Multi-Season Growth Fund         623     1876     75      130      173
Munder Money Market Fund                 16       16     18       --       10
Munder Real Estate Equity
Investment Fund                          91      124     51        2       75
Munder Mid-Cap Growth Fund               22       14      6        1       16
Munder Value Fund                       112       52     34        2       83
Munder International Bond Fund            4        3      1        2        9
Munder Small-Cap Value Fund             172      102     70       12      103
Munder Micro-Cap Equity Fund            614      694    379       14       96
Munder Short Term Treasury Fund           3        4      3        2        7
Munder All-Season Conservative Fund       1        1      1        1        1
Munder All-Season Moderate Fund           1        1      1        1        1
Munder All-Season Aggressive Fund         1        1      1        1        1

NetNet Fund- as of March 13, 1998, the NetNet Fund had 226 accounts open. Munder Financial Services Fund- As of the date of this filing, the Fund had not commenced operations.
Munder Equity Selection Fund- As of the date of this filing, the Fund had not commenced operations.
Munder Growth Opportunities Fund (formerly Munder Emerging Growth Fund).- As of the date of this filing, the Fund had not commenced operations.


Item 27.    Indemnification.

            Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.    Business and Other Connections of Investment Advisor.

            Munder Capital Management

            Name                           Position with Advisor
            ----                           ---------------------

            Old MCM, Inc.                  Partner

            Munder Group LLC               Partner

            WAM Holdings, Inc.             Partner


            Woodbridge Capital
            Management, Inc.               Partner


            Lee P. Munder                  President and Chairman


            Leonard J. Barr, II            Senior Vice President and
                                           Director of Research

            Clark Durant                   Vice President and Co-Director of
                                           The Private Management Group

            Terry H. Gardner               Vice President and Chief
                                           Financial Officer

            Elyse G. Essick                Vice President and Director of
                                           Client Services

            Sharon E. Fayolle              Vice President and Director of
                                           Money Market Trading

            Otto G. Hinzmann               Vice President and Director of
                                           Equity Portfolio Management

            Anne K. Kennedy                Vice President and Director of
                                           Corporate Bond Trading

            Richard R. Mullaney            Vice President and Director of
                                           The Private Management Group

            Ann F. Putallaz                Vice President and Director of
                                           Fiduciary Services

            Peter G. Root                  Vice President and Director of
                                           Government Securities Trading

            Lisa A. Rosen                  General Counsel and Director of
                                           Mutual Fund Operations

            James C. Robinson              Vice President and Chief
                                           Investment Officer/Fixed Income

            Gerald L. Seizert              Chief Executive Officer and Chief
                                           Investment Officer/Equity

            Paul D. Tobias                 Chief Executive Officer and Chief
                                           Operating Officer

For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. SEC File No. 801-32415

Item 29.    Principal Underwriters.

      (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:


             American Century California Tax-Free and Municipal Funds       Founders Funds, Inc.
             American Century Capital Portfolios, Inc.                      Harris Insight Funds Trust
             American Century Government Income Trust                       HT Insight Funds, Inc.
                                                                            d/b/a Harris Insight Funds
             American Century International Bond Funds                      JP Morgan Institutional Funds
             American Century Investment Trust                              JP Morgan Funds
             American Century Municipal Trust                               JPM Series Trust
             American Century Mutual Funds, Inc.                            JPM Series Trust II
             American Century Premium Reserves, Inc.                        LaSalle Partners Funds, Inc.
             American Century Quantitative Equity Funds                     Monetta Fund, Inc.
             American Century Strategic Asset Allocations, Inc.             Monetta Trust
             American Century Target Maturities Trust                       The Montgomery Funds
                                                                            The Montgomery Funds II
             American  Century  Variable  Portfolios, Inc.                  The Munder Framlington Funds Trust
                                                                            The Munder Funds Trust
                                                                            The Munder Funds, Inc.
             American  Century  World  Mutual  Funds, Inc.                  Orbitex Group of Funds
             BJB Investment Funds                                           St. Clair Funds, Inc.
             The Brinson Funds                                              The Skyline Funds
             Dresdner RCM Capital Funds, Inc.                               Waterhouse Investor Family of
             Dresdner RCM Equity Funds, Inc.                                Funds, Inc.
                                                                            WEBS Index Fund, Inc.


      (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

            Director, President and Chief Executive
            Officer                                      -Marie E. Connolly
            Executive Vice President                     -Richard W. Ingram
            Executive Vice President                     -Donald R. Roberson
            Executive Vice President                     -William S. Nichols
            Senior Vice President                        -Michael S. Petrucelli
            Director, Senior Vice President, Treasurer
            and Chief Financial Officer                  -Joseph F. Tower, III
            Senior Vice President                        -Paula R. David
            Senior Vice President                        -Bernard A. Whalen
            Senior Vice President                        -Allen B. Closser
            Director                                     -William J. Nutt


      (c)   Not Applicable.

Item 30.    Location of Accounts and Records

            The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

            (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

            (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts 02109 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);

            (3) State Street Bank and Trust Company, 150 Newport Avenue, North Quincy, Massachusetts 02171 (records relating to its function as administrator and subcustodian);

            (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor); and

            (5) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian).

Item 31.    Management Services.

            Not Applicable

Item 32.    Undertakings.

            (a)   Not Applicable.

            (b)   Not Applicable.


            (c) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Investment Company Act of 1940.

            (d) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 33 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 33 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Quincy and The Commonwealth of Massachusetts, on the 22nd day of May 1998.


THE MUNDER FUNDS, INC.

  By: *
      -------------------------
       Lee P. Munder

* By: /s/ Cynthia Surprise
      -------------------------
      Cynthia Surprise
      as Attorney-in-Fact

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


Signatures                          Title                Date
----------                          -----                ----

*                                   Director and         May 22, 1998
--------------------                President
 Lee P. Munder

*                                   Director             May 22, 1998
 -------------------
 Charles W. Elliott

*                                   Director             May 22, 1998
 -------------------
 Joseph E. Champagne

*                                   Director             May 22, 1998
 -------------------
 Thomas B. Bender

*                                   Director             May 22, 1998
 -------------------
 Thomas D. Eckert

*                                   Director             May 22, 1998
 -------------------
 John Rakolta, Jr.

*                                   Director             May 22, 1998
 -------------------
 David J. Brophy

*                                   Vice President,      May 22, 1998
 -------------------                Treasurer and
 Terry H. Gardner                   Chief Financial Officer


*By:  /s/ Cynthia Surprise
      --------------------
      Cynthia Surprise
      as Attorney-in-Fact

                                  EXHIBIT INDEX

            Exhibit No.       Description
            -----------       -----------


            1(k)  Form of Articles Supplementary for the Registrant
            8(k)  Form of Amendment to Sub-Custodian Agreement among Registrant,
                  Comerica Bank and State Street Bank and Trust Company
            9(k)  Form of Amendment to Transfer Agency Agreement among
                  Registrant and First Data Investor Services Group, Inc.
            9(l)  Form of Amendment to Transfer Agency and Registrar Agreement
                  among Registrant and First Data Investor Services Group, Inc.
           11(a)  Consent of Ernst & Young LLP
           15(u)  Form of Amendment to Service and Distribution Plan with respect to the NetNet Fund
           15(v)  Form of Service and Distribution Plan for Class B Shares with respect to the NetNet Fund
           17     Financial Data Schedule
           18(c)  Form of Second Amended and Restated Multi-Class Plan with respect to the Registrant